Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Aerospace & Defense - 3.0%
AerSale Corp. (A)	132,560	$ 1,989,725
Mercury Systems, Inc. (A)	73,710	2,799,506

		4,789,231

Banks - 5.2%
Cadence Bank	74,685	1,870,859
Home BancShares, Inc.	154,211	3,748,870
Triumph Financial, Inc. (A)	37,355	2,648,843

		8,268,572

Biotechnology - 1.5%
Avid Bioservices, Inc. (A)	193,708	2,452,343

Building Products - 1.2%
AZEK Co., Inc. (A)	60,700	1,893,840

Chemicals - 1.0%
Quaker Chemical Corp.	7,780	1,558,956

Commercial Services & Supplies - 3.3%
Aris Water Solutions, Inc., Class A (B)	117,770	1,287,226
Casella Waste Systems, Inc., Class A (A)	49,290	3,977,210

		5,264,436

Consumer Staples Distribution & Retail - 3.3%
Grocery Outlet Holding Corp. (A)	159,347	5,330,157

Diversified Consumer Services - 1.4%
OneSpaWorld Holdings Ltd. (A)	168,784	2,168,031

Electronic Equipment, Instruments & Components - 1.2%
Napco Security Technologies, Inc.	49,347	1,849,526

Financial Services - 2.4%
I3 Verticals, Inc., Class A (A)	67,607	1,690,851
Repay Holdings Corp. (A)	266,252	2,223,204

		3,914,055

Food Products - 1.4%
Sovos Brands, Inc. (A)	127,304	2,266,011

Ground Transportation - 2.1%
Saia, Inc. (A)	7,840	3,317,418

Health Care Equipment & Supplies - 6.3%
CONMED Corp.	37,784	4,573,753
LeMaitre Vascular, Inc.	66,947	4,233,059
Neogen Corp. (A)	56,754	1,316,125

		10,122,937

Health Care Providers & Services - 4.0%
Amedisys, Inc. (A)	22,240	2,020,282
Chemed Corp.	5,460	2,845,152
Option Care Health, Inc. (A)	47,230	1,595,429

		6,460,863

Health Care Technology - 3.5%
Certara, Inc. (A)	68,790	1,339,342
Simulations Plus, Inc.	85,119	4,238,926

		5,578,268

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 4.1%
Texas Roadhouse, Inc.	58,513	$ 6,527,125

Household Durables - 3.0%
Skyline Champion Corp. (A)	30,310	2,111,395
TopBuild Corp. (A)	9,878	2,705,880

		4,817,275

IT Services - 1.0%
Endava PLC, ADR (A) (B)	29,448	1,544,842

Life Sciences Tools & Services - 7.2%
Medpace Holdings, Inc. (A)	21,379	5,412,521
Mesa Laboratories, Inc.	21,444	2,758,985
Repligen Corp. (A)	19,537	3,351,768

		11,523,274

Machinery - 0.4%
Federal Signal Corp.	11,824	722,328

Oil, Gas & Consumable Fuels - 9.3%
Earthstone Energy, Inc., Class A (A)	385,636	6,162,463
Excelerate Energy, Inc., Class A	180,800	3,836,576
Permian Resources Corp.	421,147	4,923,209

		14,922,248

Personal Care Products - 3.4%
Coty, Inc., Class A (A)	182,295	2,194,832
elf Beauty, Inc. (A)	28,063	3,275,513

		5,470,345

Pharmaceuticals - 1.0%
ANI Pharmaceuticals, Inc. (A)	31,606	1,660,895

Professional Services - 3.3%
WNS Holdings Ltd., ADR (A)	76,605	5,294,172

Semiconductors & Semiconductor Equipment - 1.2%
Silicon Laboratories, Inc. (A)	12,401	1,849,485

Software - 13.9%
Appfolio, Inc., Class A (A)	16,357	2,953,911
DoubleVerify Holdings, Inc. (A)	80,839	3,403,322
Guidewire Software, Inc. (A)	18,170	1,541,179
Model N, Inc. (A)	67,963	2,264,527
Pegasystems, Inc.	54,332	2,866,013
Qualys, Inc. (A)	32,582	4,522,382
Workiva, Inc. (A)	44,290	4,663,294

		22,214,628

Specialty Retail - 4.0%
America’s Car-Mart, Inc. (A)	19,500	2,322,840
Boot Barn Holdings, Inc. (A)	43,230	4,059,297

		6,382,137

Textiles, Apparel & Luxury Goods - 1.9%
Oxford Industries, Inc.	14,340	1,546,569
Steven Madden Ltd.	46,311	1,545,861

		3,092,430

Trading Companies & Distributors - 2.3%
SiteOne Landscape Supply, Inc. (A)	21,330	3,626,100

Total Common Stocks (Cost $119,421,333)		154,881,928

Transamerica Funds	Page 1

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (C)	211,795	$ 211,795

Total Other Investment Company (Cost $211,795)		211,795

	Principal	Value
REPURCHASE AGREEMENT - 3.3%
Fixed Income Clearing Corp., 2.50% (C), dated 07/31/2023, to be repurchased at $5,222,080 on 08/01/2023. Collateralized by a U.S. Government Obligation, 1.50%, due 08/15/2026, and with a value of $5,326,226.	$ 5,221,717	5,221,717

Total Repurchase Agreement (Cost $5,221,717)		5,221,717

Total Investments (Cost $124,854,845)		160,315,440
Net Other Assets (Liabilities) - (0.2)%		(326,127)

Net Assets - 100.0%		$ 159,989,313

Transamerica Funds	Page 2

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$154,881,928	$—	$—	$154,881,928
Other Investment Company	211,795	—	—	211,795
Repurchase Agreement	—	5,221,717	—	5,221,717

Total Investments	$155,093,723	$5,221,717	$—	$160,315,440

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $206,564, collateralized by cash collateral of $211,795. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2023.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 3

Transamerica Small Cap Growth

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Small Cap Growth (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 4